TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Tax Credit Carryforward [Line Items]
Duration of tax benefits limitation, option one minimum	7 years
Duration of tax benefits limitation, option one maximum	10 years
Duration of tax benefits limitation, option two	12 years
Minimum percentage of income derived from export to receive tax benefits	25.00%
Uniform tax rate	15.00%
Unrecognized tax benefits, accrued penalties and interest	$ 263	$ 2,604
Penalties and interest expense	$ 2,290	$ 61
Statutory tax rate	26.50%	25.00%	25.00%
Development Zone A [Member]
Tax Credit Carryforward [Line Items]
Uniform tax rate	10.00%
2011 [Member]
Tax Credit Carryforward [Line Items]
Uniform tax rate	7.00%
2012 [Member]
Tax Credit Carryforward [Line Items]
Uniform tax rate	12.50%